Investment securities and fair value disclosure (Tables)	12 Months Ended
Mar. 31, 2019
Investment securities and fair value disclosure
Schedule of investment securities at cost and at fair value

	As of March 31, 2018
		Gross	Gross	Provision
	Original	unrealized	unrealized	for decline	Carrying
	cost	gains	losses	in value	value
	(in millions of RMB)
Equity securities:
Listed equity securities	20,303	10,990	(1,587)	(983)	28,723
Equity securities accounted for under the fair value option	498	67	—	—	565
Debt investments (i)	13,898	—	—	(179)	13,719
	34,699	11,057	(1,587)	(1,162)	43,007

	As of March 31, 2019
		Gross	Gross	Provision
	Original	unrealized	unrealized	for decline	Carrying
	cost	gains	losses	in value	value
	(in millions of RMB)
Equity securities:
Listed equity securities	57,121	15,968	(11,887)	—	61,202
Investments in privately held companies (ii)	81,894	14,107	(78)	(13,250)	82,673
Debt investments (i)	23,843	44	(20)	(725)	23,142
	162,858	30,119	(11,985)	(13,975)	167,017

(i)

Debt investments include convertible bonds accounted for under the fair value option, for which the fair value as of March 31, 2018 and 2019 were RMB1,256 million and RMB2,742 million, respectively. Unrealized gains recorded on these convertible bonds in the consolidated income statements were nil and RMB44 million during the years ended March 31, 2018 and 2019, respectively. Debt investments also include investments in certain wealth management products amounting to RMB6.9 billion as of March 31, 2018 and 2019. These investments were pledged to a financial institution in the PRC to secure a financing provided by this financial institution amounting to RMB6.9 billion to one of the Company’s founders and an equity holder in certain of the Company’s variable interest entities, to support his minority investment through a PRC limited partnership in Wasu Media Holding Co., Ltd., a company listed on the Shenzhen Stock Exchange.

(ii)

Upon the adoption of ASU 2016-01, certain investments in privately held companies that were previously accounted for under the cost method with a carrying value of RMB59,942 million as of March 31, 2018 were reclassified into investment securities as of April 1, 2018.

Schedule of equity securities, a summary of gains and losses, including impairment losses, recognized in interest and investment income, net

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Net unrealized gains recognized during the period for equity securities still held as of the end of the period	—	11	598
Net gains recognized during the period from disposals of equity securities during the period	5,601	1	5,120
Net gains recognized during the period on equity securities	5,601	12	5,718

Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

	As of March 31, 2018
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	6,086	—	—	6,086
Restricted cash and escrow receivables	3,417	—	—	3,417
Listed equity securities	28,723	—	—	28,723
Equity securities accounted for under the fair value option	—	—	565	565
Convertible bonds accounted for under the fair value option	—	—	1,256	1,256
Interest rate swap contracts	—	542	—	542
	38,226	542	1,821	40,589
Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	120	120
	—	—	120	120

	As of March 31, 2019
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	3,262	—	—	3,262
Restricted cash and escrow receivables	8,518	—	—	8,518
Listed equity securities	61,202	—	—	61,202
Convertible bonds accounted for under the fair value option	244	—	2,498	2,742
Interest rate swap contracts	—	331	—	331
Others	604	1,444	1,159	3,207
	73,830	1,775	3,657	79,262
Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	5,122	5,122
	—	—	5,122	5,122

Schedule of rolling forward of convertible bonds categorized within Level 3 under the fair value hierarchy

Amounts
(in millions of RMB)
Balance as of April 1, 2017	—
Additions	1,264
Foreign currency translation adjustments	(8)
Balance as of March 31, 2018	1,256
Additions	1,153
Foreign currency translation adjustments	89
Balance as of March 31, 2019	2,498

Schedule of rolling forward of contingent consideration in relation to investments and acquisitions categorized within Level 3 under the fair value hierarchy

Amounts
(in millions of RMB)
Balance as of April 1, 2017	921
Payment	(770)
Net decrease in fair value	(17)
Foreign currency translation adjustments	(14)
Balance as of March 31, 2018	120
Additions (i)	4,790
Net decrease in fair value	(45)
Foreign currency translation adjustments	257
Balance as of March 31, 2019	5,122

(i)	Additions during the year ended March 31, 2019 were related to the acquisition of Ele.me (Note 4(c)).